INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES
Schedule of inventories
	December 31,
	2011	2012
Raw materials	10,861	19,731
Work in progress	—	—
Finished goods	25,234	32,276
	36,095	52,007

Schedule of movement of inventory write-downs

	For the Year Ended December 31,
	2010	2011	2012
Beginning of year	3,442	4,914	9,062
Addition during the year	3,120	11,037	7,232
Transfer-in from accrual for loss on firm, noncancelable, and unconditional purchase commitments that have been recognized previously	1,536	—	198
Write-off during the year	(3,184)	(6,889)	(6,893)

End of year	4,914	9,062	9,599